Prepayments	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Prepayments

4.      Prepayments

Prepayments consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Prepayments – inventories and processing fee	64,813,532	14,645,763
Prepayments – design fees	3,850,329	7,162,700
Prepayments – others	2,650,393	2,577,547
Total	71,314,254	24,386,010